Bank Borrowings - Schedule of Remaining Contractual Maturities of the Bank Borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Remaining Contractual Maturities of the Bank Borrowings [Abstract]
2027	$ 773,742
2028	368,390
2029	368,390
2030	368,390
2031 and after	2,486,635
Total repayments of bank loans	4,365,547
Less: imputed interest	(893,749)
Balance recognized as at June 30, 2026	$ 3,471,798	$ 4,160,241